Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Costs

The elements of the Company’s lease costs were as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Operating lease cost	$1,512	$3,154
Finance lease cost:
Amortization of lease assets	439	1,008
Interest on lease liabilities	31	159
Total finance lease cost	470	1,167
Variable lease cost	209	672

Total lease cost	$2,191	$4,993

The elements of the lease costs were as follows (in thousands):

	Years Ended December 31,
	2024	2023
Operating lease cost	$5,245	$5,774
Finance lease cost:
Amortization of lease assets	1,584	1,187
Interest on lease liabilities	217	139
Total finance lease cost	1,801	1,326
Variable lease cost	1,071	1,733
Short term lease cost	671	—
Total lease cost	$8,788	$8,833

Schedule of Lease Term and Discount Rate Information

Lease term and discount rate information related to leases was as follows:

	June 30,
	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.5	2.5
Finance leases	0.3	1.4
Weighted-average discount rate
Operating leases	10.0%	9.8%
Finance leases	9.0%	9.0%

Lease term and discount rate information related to leases was as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)
Operating leases	2.7	2.6
Finance leases	0.8	1.5
Weighted-average discount rate
Operating leases	9.9%	9.8%
Finance leases	9.0%	9.0%

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$927	$3,203
Operating cash used in finance leases	$31	$159
Financing cash used in finance leases	$576	$906

Supplemental cash flow information was as follows (in thousands):

	Years Ended
	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$5,807	$5,764
Operating cash used in finance leases	$217	$139
Financing cash used in finance leases	$1,429	$1,301

Schedule of Future Maturities of Lease Liabilities

Future maturities of lease liabilities were as follows as of June 30, 2025 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025 (remaining six months)	$671	$336
2026	226	20
2027	233	—
2028	240	—
2029	184	—

Total future minimum payments	1,554	356
Less imputed interest	(203)	(7)
Present value of lease liabilities	$1,351	$349

Future maturities of lease liabilities were as follows as of December 31, 2024 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025	$927	$942
2026	225	21
2027	233	—
2028	240	—
2029	184	—
Thereafter	—	—
Total future minimum payments	1,809	963
Less imputed interest	(253)	(38)
Present value of lease liabilities	$1,556	$925